Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors	12 Months Ended
	Dec. 31, 2025 ¥ / shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 ¥ / shares $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum			45.96%	45.96%
Expected volatility, maximum			46.68%	46.68%
Risk-free interest rate, minimum (per annum)			3.58%	3.58%
Risk-free interest rate, maximum (per annum)			3.97%	3.97%
Exercise multiples | ¥ / shares			¥ 1.5	¥ 1.5
Expected term (in years)			10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | ¥ / shares	¥ 0	¥ 0	¥ 5
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the underlying shares on the date of grants (US$) | $ / shares				¥ 0.42	[1]
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the underlying shares on the date of grants (US$) | $ / shares				¥ 1.66	[1]

[1]	No stock options were granted to employees, directors and non-employee directors in 2024 and 2025.